Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Apr. 27, 2023
Document Information Line Items
Entity Registrant Name	Bit Digital, Inc.
Trading Symbol	BTBT
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		82,426,279
Amendment Flag	false
Entity Central Index Key	0001710350
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38421
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	33 Irving Place
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10003
Title of 12(b) Security	Ordinary shares, par value US$0.01 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	3487
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Business Contact
Document Information Line Items
Entity Address, Address Line One	33 Irving Place
Entity Address, City or Town	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10003
Contact Personnel Name	Sam Tabar
City Area Code	(212)
Local Phone Number	463-5121
Contact Personnel Email Address	sam@bit-digital.com